SUPPLEMENT DATED NOVEMBER 5, 2024
To the following variable annuity prospectus dated May 1, 2024:

Allianz Index Advantage ADV®

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective November 5, 2024, the Allianz Index Advantage ADV® contract is no longer offered for sale.

PRO-005-0524
(IXA-003-ADV)